NON-CONTROLLING INTEREST (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Noncontrolling Interest [Line Items]
Paid-in capital	$ 45,173,769				¥ 295,104,195	¥ 282,505,455
Accumulated other comprehensive loss	289,984				1,894,365	2,825,731
Total non-controlling interests	1,463,213				9,558,652	10,614,526
Capital contribution received	7,654	¥ 50,000		¥ 405,000
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,018,883		$ 934,406		6,656,000	6,606,000
Unappropriated retained earnings	449,030		571,342		2,933,355	4,039,229
Accumulated other comprehensive loss	(4,700)		(4,343)		(30,703)	(30,703)
Total non-controlling interests	$ 1,463,213		1,501,405		9,558,652	10,614,526
Bhd [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					1,651,000	1,651,000
Unappropriated retained earnings					3,477,493	3,477,493
Accumulated other comprehensive loss					(18,850)	(18,850)
Total non-controlling interests					5,109,643	5,109,643
Nanjing Recon [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					200,000	200,000
Unappropriated retained earnings					3,616,002	3,616,002
Accumulated other comprehensive loss					(11,853)	(11,853)
Total non-controlling interests					3,804,149	3,804,149
Gan Su BHD [Member]
Noncontrolling Interest [Line Items]
Capital contribution received		¥ 50,000	$ 7,654	¥ 405,000
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					4,805,000	4,755,000
Unappropriated retained earnings					(3,078,512)	(2,100,871)
Accumulated other comprehensive loss					0
Total non-controlling interests					1,726,488	2,654,129
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital					0
Unappropriated retained earnings					(1,081,628)	(953,395)
Accumulated other comprehensive loss					0
Total non-controlling interests					¥ (1,081,628)	¥ (953,395)